Inventories, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 1,134	$ 2,036
Finished goods	4,544	1,882
Inventories, net	$ 5,678	$ 3,918